Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Detail) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 TTD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 6,261			$ 5,554
Par value	6,551			5,543
Subordinated indebtedness sold short (held) for trading purposes, at par value	31			(15)
Subordinated indebtedness sold short (held) for trading purposes	31			(15)
Subordinated indebtedness net of trading purposes, at par value	6,582			5,528
Subordinated indebtedness net of trading purposes	6,292			5,539
July 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 36			32
Interest rate	5.75%	5.75%	5.75%
Contractual maturity date	July 11, 2024
Par value	$ 36			32
July 11, 2024 [member] | Fixed interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 175
April 4, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,487			1,525
Interest rate	3.45%	3.45%	3.45%
Contractual maturity date	April 4, 2028
At par	Apr. 04, 2023
Par value	$ 1,500			1,500
May 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 32			37
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2029
Par value	$ 25			25
June 19, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,426			1,484
Interest rate	2.95%	2.95%	2.95%
Contractual maturity date	June 19, 2029
At par	Jun. 19, 2024
Par value	$ 1,500			1,500
July 21, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 929			976
Interest rate	2.01%	2.01%	2.01%
Contractual maturity date	July 21, 2030
At par	Jul. 21, 2025
Par value	$ 1,000			1,000
January 7, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 174			196
Interest rate	11.60%	11.60%	11.60%
Contractual maturity date	January 7, 2031
At greater of Canada Yield Price and par	January 7, 1996
Par value	$ 200			200
May 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 129			146
Interest rate	10.80%	10.80%	10.80%
Contractual maturity date	May 15, 2031
At greater of Canada Yield Price and par	May 15, 2021
Par value	$ 150			150
May 25, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 34			39
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2032
Par value	$ 25			25
May 25, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 34			40
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2033
Par value	$ 25			25
May 25, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 36			42
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2035
Par value	$ 25			25
July 31, 2084 [member]
Disclosure of detailed information about borrowings [line items]
Contractual maturity date	July 31, 2084
At par	Jul. 27, 1990
July 31, 2084 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 52			47
Interest rate basis	Floating
Par value	$ 52			47
July 31, 2084 [member] | Floating interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 38
August 31, 2085 [member]
Disclosure of detailed information about borrowings [line items]
Contractual maturity date	August 31, 2085
At par	Aug. 20, 1991
August 31, 2085 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 13			14
Interest rate basis	Floating
Par value	$ 13			14
August 31, 2085 [member] | Floating interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 10
April 21, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 916			976
Interest rate	1.96%	1.96%	1.96%
Contractual maturity date	April 21, 2031
At par	Apr. 21, 2026
Par value	$ 1,000			1,000
April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 963			0
Interest rate	4.20%	4.20%	4.20%
Contractual maturity date	April 7, 2032
At par	Apr. 07, 2027
Par value	$ 1,000			$ 0